SCHEDULE OF DEPRECIATION USING STRAIGHT-LINE METHOD (Details)	12 Months Ended
Dec. 31, 2023
Plant and machineries [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Office equipment [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years